SUPPLEMENT DATED FEBRUARY 21, 2018
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY,
MASTERS CHOICE II NY, MASTERS FLEX II NY,
 AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY,
 MASTERS CHOICE NY, AND MASTERS FLEX NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information about the Putnam VT Absolute Return 500 Fund (the "Fund") that is available under your Contract.

On or about April 30, 2018, the Fund will change its name to Putnam VT Multi-Asset Absolute Return Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.